Other Assets	12 Months Ended
Mar. 31, 2023
Other Assets [Abstract]
Other assets

9. Other assets

Other assets consist of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Prepaid income taxes	646	361	4.4
Derivative asset (Note 25)	3,530	7,302	88.8
Interest receivable on term deposits	28	33	0.4
Security deposits	373	386	4.7
Contract acquisition cost	322	305	3.7
Unbilled receivables	253	289	3.5
Other	38	54	0.7
Total	5,190	8,730	106.2